Long-Term Debt, Short-Term Debt, and Financing Arrangements - Financial Ratios Under Senior Credit Facility (Detail)	3 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017
Required
Debt Instrument [Line Items]
Leverage Ratio (maximum)	3.50	3.50	3.50	3.50
Interest Coverage Ratio (minimum)	2.75	2.75	2.75	2.75
Actual
Debt Instrument [Line Items]
Leverage Ratio (maximum)	1.95	2.15	1.97	1.62
Interest Coverage Ratio (minimum)	10.77	11.48	12.44	15.38